Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		$ 1,978,115	$ 3,027,969
Increases		1,874,394	1,718,138
Decreases Reversals		252	12
Decreases Charge Off		1,543,737	1,916,553
Monetary effects		(654,963)	(851,427)
Amounts at the end of fiscal year		1,653,557	1,978,115
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,084	1,476
Increases		41,631
Decreases Reversals		252
Decreases Charge Off		41,576
Monetary effects		(387)	(392)
Amounts at the end of fiscal year		500	1,084
Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	[1]	35,018	35,493
Increases		376,539	24,555	[1]
Decreases Charge Off		1,271	13,016	[1]
Monetary effects		(57,201)	(12,014)	[1]
Amounts at the end of fiscal year		353,085	35,018	[1]
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,040,165	1,725,021
Increases		372,302	303,157
Decreases Reversals			12
Decreases Charge Off		855,478	527,958
Monetary effects		(239,452)	(460,043)
Amounts at the end of fiscal year		317,537	1,040,165
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		343,771	364,409
Increases		266,424	162,028
Decreases Charge Off		281,466	79,996
Monetary effects		(113,335)	(102,670)
Amounts at the end of fiscal year		215,394	343,771
Pension Funds - Reimbursement [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		134,112	328,482
Increases		41,362	23,541
Decreases Charge Off		18,283	158,849
Monetary effects		(50,931)	(59,062)
Amounts at the end of fiscal year		106,260	134,112
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		423,965	573,088
Increases		776,136	1,204,857
Decreases Charge Off		345,663	1,136,734
Monetary effects		(193,657)	(217,246)
Amounts at the end of fiscal year		$ 660,781	$ 423,965

[1]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in note 4.